Reporting entity (Details) - Segment	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Total	191	187
Airbus A-318 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Airbus A-319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	28	30
Airbus A-320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	64	62
Airbus A-321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	11
Airbus A-330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	9
Airbus A330F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Airbus A300F-B4F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1
Boeing 787-8 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5
ATR 42 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
ATR 72 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15	15
Boeing 767F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Cessna Grand Caravan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	13
Embraer E-190 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	12
Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		10
Operating Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	55	65
Operating Lease [Member] | Airbus A-318 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		10
Operating Lease [Member] | Airbus A-319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	7
Operating Lease [Member] | Airbus A-320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	27	28
Operating Lease [Member] | Airbus A-321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	8	6
Operating Lease [Member] | Airbus A-330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	9	8
Operating Lease [Member] | Airbus A330F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Operating Lease [Member] | Airbus A300F-B4F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Operating Lease [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1
Operating Lease [Member] | Boeing 787-8 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		4
Operating Lease [Member] | ATR 42 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Operating Lease [Member] | ATR 72 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Operating Lease [Member] | Boeing 767F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Operating Lease [Member] | Cessna Grand Caravan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Operating Lease [Member] | Embraer E-190 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total		2
Operating Lease [Member] | Boeing 787 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total			5
Owned/ Financial Lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	136	122
Owned/ Financial Lease [Member] | Airbus A-318 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10
Owned/ Financial Lease [Member] | Airbus A-319 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	23	23
Owned/ Financial Lease [Member] | Airbus A-320 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	37	34
Owned/ Financial Lease [Member] | Airbus A-321 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Owned/ Financial Lease [Member] | Airbus A-330 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	1	1
Owned/ Financial Lease [Member] | Airbus A330F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	6	6
Owned/ Financial Lease [Member] | Airbus A300F-B4F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	5	5
Owned/ Financial Lease [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total
Owned/ Financial Lease [Member] | Boeing 787-8 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	7	6
Owned/ Financial Lease [Member] | ATR 42 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Owned/ Financial Lease [Member] | ATR 72 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	15	15
Owned/ Financial Lease [Member] | Boeing 767F [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	2	2
Owned/ Financial Lease [Member] | Cessna Grand Caravan [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	13	13
Owned/ Financial Lease [Member] | Embraer E-190 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total	10	10
Owned/ Financial Lease [Member] | Boeing 767 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Total